Submission	Feb. 12, 2025
Submission [Line Items]
Central Index Key	0001128928
Registrant Name	FLOWERS FOODS, INC.
Registration File Number	333-274116
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES